Document and Entity Information	6 Months Ended
Mar. 31, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Entity Registrant Name	MALVERN BANCORP, INC.
Entity Central Index Key	0001550603
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012